Loans receivable net of credit impairment losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable At Amortized Cost	¥ 754,393	¥ 762,992
Accrued Interest	398,610	377,983
Gross Loans Receivable	1,153,003	1,140,975
Less: Credit Impairment Losses	(597,870)	(478,792)
Loans Receivable, Net Of Credit Impairment Losses	¥ 555,133	¥ 662,183